PROPERTY AND EQUIPMENT (Details) - USD ($)	Dec. 31, 2015	Dec. 31, 2014
PROPERTY AND EQUIPMENT DETAILS
Computers and equipment	$ 2,000	$ 0
Furniture and workstations	1,700
Gross property annd equipment	3,700
Less: Accumulated depreciation	(1,773)
Net property and equipment	$ 1,927